Revenue, Total Revenue (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Revenue from contracts with customers	$ 729,953,807	$ 284,890,018	$ 4,392,585
Revenue for administrative services with related parties	0	1,761,896	2,038,437
Total revenue	$ 729,953,807	$ 286,651,914	$ 6,431,022